UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2010





[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2010




















                                                                     (Form N-Q)

48496-0610                                   (C)2010, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Dexia Credit Local, Merrill Lynch & Co., Inc, or Wells Fargo Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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                                                   PORTFOLIO OF INVESTMENTS |  1

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(NBGA)   Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Government National Mortgage Association, Merrill Lynch & Co., Inc., National Rural Utility Corp., or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDB      Economic Development Board
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
ISD      Independent School District
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

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2  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
June 30, 2010 (unaudited)

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON            FINAL          VALUE
(000)       SECURITY                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (43.2%)

            ALABAMA (0.6%)
$   2,000   Mobile IDB                                       4.65%      12/01/2011     $    2,068
    1,165   Montgomery Medical Clinic Board                  4.50        3/01/2012          1,202
    1,265   Montgomery Medical Clinic Board                  4.50        3/01/2013          1,310
    1,200   Montgomery Medical Clinic Board                  4.50        3/01/2014          1,245
    2,480   Montgomery Medical Clinic Board                  4.50        3/01/2015          2,566
    2,595   Montgomery Medical Clinic Board                  4.50        3/01/2016          2,641
                                                                                       ----------
                                                                                           11,032
                                                                                       ----------
            ARIZONA (1.0%)
    1,350   Health Facilities Auth.                          4.00        4/01/2012          1,403
    4,655   Mohave County IDA                                6.75        5/01/2012          4,922
    1,010   Pinal County Correctional Facilities IDA (INS)   5.00       10/01/2010          1,015
    1,000   Pinal County Correctional Facilities IDA (INS)   5.25       10/01/2012          1,032
    1,000   Pinal County Correctional Facilities IDA (INS)   5.25       10/01/2013          1,036
    1,710   Pinal County Correctional Facilities IDA (INS)   5.25       10/01/2014          1,765
    5,365   State (INS)                                      5.00       10/01/2015          6,037
                                                                                       ----------
                                                                                           17,210
                                                                                       ----------
            ARKANSAS (0.0%)
     275    Springdale (INS) (PRE)                           4.00        7/01/2016            275
                                                                                       ----------
            CALIFORNIA (6.0%)
    5,000   Golden Empire Schools Financing Auth.            4.00        5/01/2012          5,174
    5,000   Golden State Tobacco Securitization Corp.        5.00        6/01/2015          5,147
    7,000   Golden State Tobacco Securitization Corp.        5.00        6/01/2016          7,078
    3,000   Golden State Tobacco Securitization Corp.        5.00        6/01/2017          2,989
    5,000   Irvine USD Community Facilities District (INS)   5.00        9/01/2014          5,490
    3,730   Irvine USD Community Facilities District (INS)   5.00        9/01/2015          4,106
    5,885   Irvine USD Community Facilities District (INS)   5.00        9/01/2016          6,424
    7,000   Los Angeles County Schools Pooled Financing
               Program                                       2.00        3/31/2011          7,046
    8,000   Municipal Finance Auth.                          2.38        2/01/2039          8,050
   14,785   Public Works Board                               5.00       10/01/2015         15,950
    2,000   Salinas USD (INS)                                4.21 (a)    6/01/2014          1,793
    1,000   Salinas USD (INS)                                4.21 (a)   10/01/2014            886
      290   Santa Rosa Rancheria Tachi Yokut Tribe (b)       4.50        3/01/2011            290
    1,750   Santa Rosa Rancheria Tachi Yokut Tribe (b)       4.88        3/01/2016          1,593
   15,000   State                                            5.00       10/01/2017         16,699
   17,500   Statewide Communities Dev. Auth.                 5.00        6/15/2013         18,969
                                                                                       ----------
                                                                                          107,684
                                                                                       ----------
            COLORADO (1.0%)
      330   Beacon Point Metropolitan District (LOC -
               Compass Bank)                                 4.38       12/01/2015            327
    1,865   Denver Health and Hospital Auth.                 5.00       12/01/2014          1,956
    1,000   Denver Health and Hospital Auth.                 5.00       12/01/2015          1,046
    1,475   Denver Health and Hospital Auth.                 5.00       12/01/2016          1,517

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                                                   PORTFOLIO OF INVESTMENTS |  3

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON            FINAL          VALUE
(000)       SECURITY                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------
$   2,000   Health Facilities Auth.                          5.00%       6/01/2012     $    2,107
    1,335   Health Facilities Auth.                          5.00        6/01/2013          1,422
    2,000   Health Facilities Auth.                          5.00        6/01/2015          2,149
      110   Health Facilities Auth. (ETM)                    5.00       11/15/2015            129
    1,890   Health Facilities Auth.                          5.00       11/15/2015          2,089
      160   Health Facilities Auth. (ETM)                    5.00       11/15/2016            189
    2,840   Health Facilities Auth.                          5.00       11/15/2016          3,133
    1,890   High Plains Metropolitan District (LOC -
               Compass Bank)                                 4.38       12/01/2015          1,933
                                                                                       ----------
                                                                                           17,997
                                                                                       ----------
            DISTRICT OF COLUMBIA (0.2%)
    3,665   Community Academy (INS)                          4.50        5/01/2017          3,370
                                                                                       ----------
            FLORIDA (1.8%)
    1,340   Clay County Dev. Auth.                           3.95        3/01/2011          1,367
    1,000   Highlands County Health Facilities               5.00       11/15/2014          1,104
    1,000   Highlands County Health Facilities               5.00       11/15/2015          1,105
    3,500   Highlands County Health Facilities               5.00       11/15/2016          3,843
    1,235   Highlands County Health Facilities               5.00       11/15/2016          1,356
   10,000   Hurricane Catastrophe Fund Finance Corp.         5.00        7/01/2014         10,693
    3,700   Jacksonville Economic Dev. Commission            4.00        3/01/2011          3,775
    2,000   Orange County Health Facilities Auth.            5.00       10/01/2013          2,170
    1,200   Orange County Health Facilities Auth.            5.00       10/01/2016          1,294
    2,000   Palm Beach County School Board (INS)             5.00        8/01/2015          2,247
    3,290   Palm Beach County School Board                   5.50        8/01/2015          3,751
                                                                                       ----------
                                                                                           32,705
                                                                                       ----------
            GEORGIA (0.4%)
    3,000   Fulton County Dev. Auth.                         4.00       11/15/2016          3,129
    3,000   Municipal Electric Auth. of Georgia              5.00        1/01/2016          3,364
                                                                                       ----------
                                                                                            6,493
                                                                                       ----------
            GUAM (0.1%)
    1,000   Education Financing Foundation                   4.00       10/01/2013            993
      760   Education Financing Foundation                   5.00       10/01/2014            781
                                                                                       ----------
                                                                                            1,774
                                                                                       ----------
            ILLINOIS (2.7%)
    1,791   Chicago                                          6.13       12/01/2012          1,794
   15,000   Chicago Board of Education (INS)                 2.54 (a)   12/01/2013         13,870
    7,140   Finance Auth.                                    4.50        2/15/2016          7,372
    3,720   Finance Auth.                                    5.25        5/01/2016          3,854
    5,940   Finance Auth.                                    4.50        2/15/2017          6,052
      880   Housing Dev. Auth.                               4.15        1/01/2014            931
      130   Housing Dev. Auth.                               4.20        1/01/2014            138
      805   Housing Dev. Auth.                               4.15        7/01/2014            858
    1,010   Housing Dev. Auth.                               4.20        7/01/2015          1,073
      560   Housing Dev. Auth.                               4.30        1/01/2016            587
      140   Housing Dev. Auth.                               4.35        1/01/2016            147
    2,919   Pingree Grove                                    5.25        3/01/2015          2,712
    3,000   State (INS)                                      5.00        1/01/2016          3,282
    5,000   State                                            4.50        6/15/2016          5,439
                                                                                       ----------
                                                                                           48,109
                                                                                       ----------
            INDIANA (2.1%)
   10,000   Finance Auth.                                    4.90        1/01/2016         10,742
    2,060   Health and Educational Facility Auth.            5.00        2/15/2013          2,191
   20,000   Jasper County (INS)                              5.60       11/01/2016         21,874

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4  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON            FINAL          VALUE
(000)       SECURITY                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------
$   3,750   Port Commission                                  4.10%       5/01/2012     $    3,890
                                                                                       ----------
                                                                                           38,697
                                                                                       ----------
            IOWA (0.6%)
   10,000   Finance Auth. (INS)                              5.00        7/01/2014         10,716
                                                                                       ----------
            KANSAS (0.3%)
    2,000   La Cygne (INS)                                   4.05        3/01/2015          2,175
    3,620   Wyandotte County                                 4.75       12/01/2016          3,774
                                                                                       ----------
                                                                                            5,949
                                                                                       ----------
            LOUISIANA (0.2%)
    1,500   Office Facilities Corp.                          5.00        3/01/2016          1,652
    2,500   Offshore Terminal Auth.                          5.25        9/01/2016          2,629
                                                                                       ----------
                                                                                            4,281
                                                                                       ----------
            MARYLAND (0.6%)
   10,000   Anne Arundel County                              4.10        7/01/2014         10,124
    1,345   Health and Higher Education Facilities Auth.,
               acquired 3/05/2003, cost $1,345 (c)           5.00        2/01/2013          1,371
                                                                                       ----------
                                                                                           11,495
                                                                                       ----------
            MASSACHUSETTS (0.8%)
   11,500   Dev. Finance Agency                              2.88       10/01/2014         11,957
    2,015   Health and Educational Facilities Auth.          5.00        7/01/2016          2,131
                                                                                       ----------
                                                                                           14,088
                                                                                       ----------
            MICHIGAN (0.4%)
    4,950   Dickinson County EDC                             5.75        6/01/2016          5,088
    1,000   Hospital Finance Auth.                           5.00       11/15/2014          1,059
    1,000   Hospital Finance Auth.                           5.00       11/15/2015          1,057
      700   Wayne County (INS)                               5.63        5/01/2011            722
                                                                                       ----------
                                                                                            7,926
                                                                                       ----------
            MINNESOTA (0.3%)
    1,335   Agricultural and EDB (INS)                       5.00        2/15/2015          1,473
      565   Agricultural and EDB (INS)                       5.00        2/15/2016            623
    1,000   Higher Education Facilities Auth.                4.00        4/01/2015          1,070
      250   St. Paul Housing and Redevelopment Auth.         5.00        5/15/2013            265
      250   St. Paul Housing and Redevelopment Auth.         5.00        5/15/2014            267
      250   St. Paul Housing and Redevelopment Auth.         5.00        5/15/2015            267
      300   St. Paul Housing and Redevelopment Auth.         5.00        5/15/2016            317
      325   St. Paul Housing and Redevelopment Auth.         5.25        5/15/2017            341
                                                                                       ----------
                                                                                            4,623
                                                                                       ----------
            MISSISSIPPI (0.7%)
    1,500   Hospital Equipment and Facilities Auth.          5.00        8/15/2013          1,609
    2,280   Hospital Equipment and Facilities Auth.          5.00        8/15/2014          2,467
    4,330   Hospital Equipment and Facilities Auth.          5.00       12/01/2014          4,530
    1,000   Hospital Equipment and Facilities Auth.          5.00        8/15/2015          1,083
    2,000   Hospital Equipment and Facilities Auth.          5.00        8/15/2016          2,141
                                                                                       ----------
                                                                                           11,830
                                                                                       ----------
            MISSOURI (1.4%)
    1,135   Cape Girardeau County IDA                        5.00        6/01/2014          1,193
    1,000   Cape Girardeau County IDA                        5.00        6/01/2017          1,026
    6,000   Environmental Improvement and Energy
               Resources Auth.                               4.00        1/02/2012          6,119

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                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON            FINAL          VALUE
(000)       SECURITY                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------
$   1,200   Fenton                                           5.00%       4/01/2011     $    1,225
    1,750   Fenton                                           5.00        4/01/2012          1,829
    1,055   Joint Municipal Electric Utility
               Commission (INS)                              5.00        1/01/2015          1,123
    5,500   Riverside IDA (INS)                              4.50        5/01/2016          5,717
    7,150   St. Louis Airport (INS)                          5.00        7/01/2013          7,742
                                                                                       ----------
                                                                                           25,974
                                                                                       ----------
            NEW HAMPSHIRE (0.7%)
   13,000   Strafford County                                 6.50       12/31/2010         13,056
                                                                                       ----------
            NEW JERSEY (2.2%)
    5,055   Health Care Facilities Financing Auth.           4.00       11/15/2016          5,202
    4,000   Newark                                           3.25       12/16/2010          4,012
   10,000   Newark                                           4.00        3/15/2011         10,077
    9,745   Tobacco Settlement Financing Corp.               5.00        6/01/2014         10,117
    9,640   Transit Corp.                                    5.75        9/15/2014         10,389
                                                                                       ----------
                                                                                           39,797
                                                                                       ----------
            NEW MEXICO (0.3%)
    1,050   Jicarilla Apache Nation (b)                      5.00        9/01/2011          1,074
    1,620   Jicarilla Apache Nation (b)                      5.00        9/01/2013          1,721
    2,120   Sandoval County                                  4.00        6/01/2015          2,197
                                                                                       ----------
                                                                                            4,992
                                                                                       ----------
            NEW YORK (5.5%)
    1,000   Albany IDA                                       5.50       11/15/2012          1,067
    1,000   Albany IDA                                       5.50       11/15/2013          1,077
    3,500   Albany IDA                                       4.25       11/15/2014          3,637
    4,480   Albany IDA                                       5.00       11/15/2015          4,788
    1,000   Dormitory Auth.                                  3.00        7/01/2013          1,017
    3,710   Dormitory Auth.                                  5.00        7/01/2013          3,970
    1,000   Dormitory Auth.                                  5.00        7/01/2013          1,070
    3,010   Dormitory Auth.                                  5.00        7/01/2014          3,250
    1,865   Dormitory Auth.                                  5.00        7/01/2014          2,022
    3,000   Dormitory Auth.                                  6.00        7/01/2014          3,036
    5,000   Dormitory Auth.                                  5.20        2/15/2015          5,011
    4,095   Dormitory Auth.                                  5.00        7/01/2015          4,433
    3,145   Dormitory Auth.                                  5.00        7/01/2015          3,405
    2,000   Dormitory Auth.                                  4.00        8/15/2015          2,146
      720   Dormitory Auth.                                  4.00        2/15/2016            766
    3,295   Dormitory Auth.                                  5.00        7/01/2016          3,531
    2,000   Dormitory Auth.                                  5.00        7/01/2016          2,152
    2,105   East Rochester Housing Auth. (NBGA)              3.75       12/20/2012          2,165
    3,000   Long Island Power Auth.                          5.25        6/01/2014          3,395
   20,000   New York City                                    5.00        8/01/2016         22,822
    7,092   Newburgh                                         4.00       11/30/2010          6,895
    2,500   Seneca Nation Indians Capital Improvements
               Auth. (b)                                     5.25       12/01/2016          2,291
    3,175   Suffolk County IDA                               4.30       11/01/2011          3,246
   12,500   Syracuse                                         2.00        9/30/2010         12,516
                                                                                       ----------
                                                                                           99,708
                                                                                       ----------
            NORTH CAROLINA (0.2%)
    2,000   Eastern Municipal Power Agency                   5.00        1/01/2016          2,210
    2,100   Medical Care Commission                          4.38        7/01/2017          2,108
                                                                                       ----------
                                                                                            4,318
                                                                                       ----------
            OHIO (0.7%)
    4,515   American Municipal Power, Inc.                   5.00        2/15/2017          4,977
    4,500   Buckeye Tobacco Settlement Financing Auth.       5.00        6/01/2015          4,592

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6  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON            FINAL          VALUE
(000)       SECURITY                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------
$   1,240   Miami County                                     5.25%       5/15/2011     $    1,278
    1,865   Miami County                                     5.25        5/15/2012          1,978
                                                                                       ----------
                                                                                           12,825
                                                                                       ----------
            OKLAHOMA (0.4%)
      505   Cherokee Nation (INS) (b)                        4.10       12/01/2011            520
    2,150   Cherokee Nation (INS) (b)                        4.30       12/01/2016          2,182
    1,685   Norman Regional Hospital Auth. (INS)             5.00        9/01/2011          1,712
    1,000   Norman Regional Hospital Auth. (INS)             5.00        9/01/2013          1,021
    1,090   Norman Regional Hospital Auth. (INS)             5.00        9/01/2014          1,106
                                                                                       ----------
                                                                                            6,541
                                                                                       ----------
            PENNSYLVANIA (2.5%)
   12,250   Allegheny County Hospital Dev. Auth.             5.00        5/15/2016         13,581
    4,000   EDA                                              2.75        9/01/2013          4,029
    9,750   Harrisburg Auth. (NBGA) (b)                      4.50 (a)   12/15/2010          9,561
    3,740   Higher Educational Facilities Auth.              5.00        5/15/2016          4,117
    1,500   Montgomery County IDA                            5.00       11/15/2016          1,556
    2,000   Montgomery County IDA                            5.00       11/15/2017          2,050
    5,175   St. Mary Hospital Auth.                          4.00       11/15/2016          5,341
    5,170   St. Mary Hospital Auth.                          4.00       11/15/2016          5,336
                                                                                       ----------
                                                                                           45,571
                                                                                       ----------
            PUERTO RICO (0.8%)
   14,000   Government Dev. Bank                             4.75       12/01/2015         14,490
                                                                                       ----------
            SOUTH CAROLINA (2.8%)
   23,000   Berkeley County                                  4.88       10/01/2014         24,674
    2,125   Georgetown County                                5.13        2/01/2012          2,212
    2,290   Jobs EDA (INS)                                   4.05        4/01/2013          2,330
    1,000   Lexington County Health Services
               District, Inc.                                5.00       11/01/2014          1,102
    3,950   Piedmont Municipal Power Agency                  5.00        1/01/2015          4,388
    7,715   Piedmont Municipal Power Agency                  5.00        1/01/2016          8,567
    4,000   Richland County                                  4.60        9/01/2012          4,222
    1,485   SCAGO Educational Facilities Corp. (INS)         4.00       12/01/2016          1,463
    2,550   Tobacco Settlement Revenue Management
               Auth.                                         5.00        6/01/2018          2,552
                                                                                       ----------
                                                                                           51,510
                                                                                       ----------
            TENNESSEE (0.2%)
    2,750   Shelby County Health, Educational, and
               Housing Facility Board                        5.00        9/01/2014          3,054
                                                                                       ----------
            TEXAS (3.7%)
      315   Bexar County Health Facilities Dev. Corp.        5.00        7/01/2011            322
    3,000   Dallas Fort Worth International Airport          5.00       11/01/2016          3,370
    1,335   Gregg County Health Facilities Dev. Corp.        5.00       10/01/2015          1,405
    2,105   Gregg County Health Facilities Dev. Corp.        5.00       10/01/2016          2,182
    6,035   Harris County Cultural Education Facilities      5.00        2/15/2015          6,588
    4,500   Harris County Cultural Education Facilities      5.00        2/15/2016          4,902
       95   Hidalgo County Health Services Corp.             5.00        8/15/2010             95
      655   Lewisville (INS)                                 5.00        9/01/2010            656
    4,000   Lewisville ISD (NBGA)                            4.01 (a)    8/15/2010          3,998
    3,000   Lewisville ISD (NBGA)                            4.07 (a)    8/15/2011          2,976
      500   Midlothian Dev. Auth. (INS)                      5.00       11/15/2011            507
      760   Midlothian Dev. Auth. (INS)                      5.00       11/15/2012            775
      535   Midlothian Dev. Auth. (INS)                      5.00       11/15/2013            543
      560   Midlothian Dev. Auth. (INS)                      5.00       11/15/2014            568
      390   Midlothian Dev. Auth. (INS)                      5.00       11/15/2015            393
    1,220   Northwest ISD (NBGA)                             4.01 (a)    2/15/2013          1,181

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON            FINAL          VALUE
(000)       SECURITY                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------
$   1,000   Northwest ISD (NBGA)                             4.07% (a)   2/15/2014     $      940
    1,000   San Leanna Education Facilities Corp.            5.00        6/01/2013          1,063
    1,585   San Leanna Education Facilities Corp.            5.00        6/01/2017          1,666
    1,000   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.00        5/15/2011          1,016
    1,000   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.25       11/15/2011          1,004
    1,155   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.25       11/15/2012          1,159
    1,220   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.00       11/15/2013          1,302
    1,100   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.25       11/15/2013          1,104
     870    Tarrant County Cultural Education Facilities
               Finance Corp.                                 4.63       11/15/2014            889
    1,265   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.25       11/15/2014          1,270
    1,470   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.00        5/15/2015          1,517
    1,250   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.75       11/15/2015          1,292
    1,000   Tarrant County Cultural Education Facilities
               Finance Corp.                                 5.00       11/15/2017          1,048
    3,635   Titus County                                     4.50        7/01/2011          3,732
    2,810   Tyler Health Facilities Dev. Corp.               5.00       11/01/2013          2,957
    4,575   Tyler Health Facilities Dev. Corp.               5.00       11/01/2014          4,832
    3,360   Tyler Health Facilities Dev. Corp.               5.00       11/01/2015          3,547
    6,155   Tyler Health Facilities Dev. Corp.               5.25       11/01/2016          6,483
                                                                                       ----------
                                                                                           67,282
                                                                                       ----------
            U.S. VIRGIN ISLANDS (0.6%)
    1,000   Water and Power Auth.                            4.00        7/01/2011          1,025
    1,000   Water and Power Auth.                            4.00        7/01/2012          1,040
    2,250   Water and Power Auth.                            4.75        7/01/2015          2,413
    2,700   Water and Power Auth.                            4.75        7/01/2016          2,884
    2,800   Water and Power Auth.                            4.75        7/01/2017          2,987
                                                                                       ----------
                                                                                           10,349
                                                                                       ----------
            VIRGINIA (1.4%)
   18,665   Chesapeake Port Facility IDA                     3.90        3/01/2013         19,488
    5,655   Marquis Community Dev. Auth.                     5.10        9/01/2013          5,089
                                                                                       ----------
                                                                                           24,577
                                                                                       ----------
            Total Fixed-Rate Instruments (cost: $760,987)                                 780,298
                                                                                       ----------
            PUT BONDS (28.9%)

            ALABAMA (1.2%)
    7,500   Chatom IDB (NBGA)                                1.23        8/01/2037          7,500
    8,000   East Alabama Health Care Auth.                   5.00        9/01/2033          8,348
    5,000   Mobile IDB                                       5.00        6/01/2034          5,475
                                                                                       ----------
                                                                                           21,323
                                                                                       ----------
            ARIZONA (2.0%)
   20,400   Maricopa County Pollution Control Corp.          4.00        6/01/2043         20,399
   15,000   Navajo County                                    5.50        6/01/2034         15,829
                                                                                       ----------
                                                                                           36,228
                                                                                       ----------
            CALIFORNIA (2.8%)
    5,585   Economic Recovery                                4.00        7/01/2023          6,017
   11,875   Economic Recovery                                5.00        7/01/2023         13,263

================================================================================

8  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON            FINAL          VALUE
(000)       SECURITY                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------
$     245   Health Facilities Financing Auth. (PRE)          4.45%       7/01/2026     $      255
    2,755   Health Facilities Financing Auth.                4.45        7/01/2026          2,834
    5,000   Health Facilities Financing Auth.                5.00        7/01/2027          5,441
    3,000   Los Angeles (LOC - Allied Irish Banks plc)       2.00       11/01/2030          3,001
    5,000   Statewide Communities Dev. Auth. (INS)           4.10        4/01/2028          5,251
    5,775   Statewide Communities Dev. Auth.                 3.85       11/01/2029          5,981
    8,500   Statewide Communities Dev. Auth.                 3.45        4/01/2035          8,713
                                                                                       ----------
                                                                                           50,756
                                                                                       ----------
            COLORADO (1.0%)
    8,000   E-470 Public Highway Auth. (INS)                 5.00        9/01/2039          8,247
   10,500   Health Facilities Auth.                          4.00       10/01/2040         11,107
                                                                                       ----------
                                                                                           19,354
                                                                                       ----------
            CONNECTICUT (0.1%)
    1,000   Dev. Auth.                                       5.75        6/01/2026          1,047
                                                                                       ----------
            FLORIDA (1.5%)
    5,000   Highlands County Health Facilities Auth.         3.95       11/15/2032          5,231
    7,610   Hillsborough County IDA (INS)                    5.00       12/01/2034          7,992
    8,075   Miami-Dade County Health Facilities Auth. (INS)  4.55        8/01/2046          8,453
    5,000   Miami-Dade County IDA                            4.00       10/01/2018          5,043
                                                                                       ----------
                                                                                           26,719
                                                                                       ----------
            ILLINOIS (2.1%)
   15,000   Chicago                                          4.75        3/01/2030         15,105
    8,000   Dev. Finance Auth.                               3.75        2/01/2033          8,053
    1,250   Educational Facilities Auth.                     4.13        3/01/2030          1,323
    1,250   Educational Facilities Auth.                     4.13        3/01/2030          1,320
   10,000   Educational Facilities Auth.                     4.45        3/01/2034         10,792
    1,900   Educational Facilities Auth.                     3.90       11/01/2036          1,913
                                                                                       ----------
                                                                                           38,506
                                                                                       ----------
            KENTUCKY (0.6%)
   10,000   Louisville/Jefferson County                      5.38        5/01/2027         10,362
                                                                                       ----------
            LOUISIANA (2.5%)
   10,000   De Soto Parish                                   3.25        1/01/2019         10,029
   10,000   Offshore Terminal Auth.                          4.30       10/01/2037         10,191
   10,000   Public Facilities Auth.                          7.00       12/01/2038         10,604
    1,500   West Baton Rouge Parish                          0.91       12/01/2016          1,500
   13,000   West Baton Rouge Parish                          0.95       12/01/2016         13,000
                                                                                       ----------
                                                                                           45,324
                                                                                       ----------
            MASSACHUSETTS (0.6%)
   10,000   Health and Educational Facilities Auth.          4.13       10/01/2037         10,339
                                                                                       ----------
            MICHIGAN (1.6%)
   10,000   Hospital Finance Auth.                           5.50       12/01/2034         11,065
    8,000   Strategic Fund Ltd.                              5.25        8/01/2029          8,719
   10,000   Strategic Fund Ltd. (INS)                        4.85        9/01/2030         10,236
                                                                                       ----------
                                                                                           30,020
                                                                                       ----------
            MISSISSIPPI (0.8%)
   11,145   Claiborne County (NBGA)                          1.25       12/01/2015         11,145
    3,900   Claiborne County (NBGA)                          1.25       12/01/2015          3,899
                                                                                       ----------
                                                                                           15,044
                                                                                       ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON            FINAL          VALUE
(000)       SECURITY                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------
            NEVADA (0.3%)
$   4,835   Clark County                                     5.45%       3/01/2038     $    5,071
                                                                                       ----------
            NEW JERSEY (0.5%)
    9,100   EDA                                              0.88       12/01/2021          9,100
                                                                                       ----------
            NEW MEXICO (1.0%)
   11,600   Farmington                                       2.88        4/01/2029         11,561
    6,500   Farmington (INS)                                 4.00        6/01/2032          6,505
                                                                                       ----------
                                                                                           18,066
                                                                                       ----------
            NEW YORK (0.1%)
    1,085   Brookhaven IDA (LOC - Capital One, N.A.)         4.25       11/01/2037          1,085
                                                                                       ----------
            OHIO (0.9%)
   10,000   Air Quality Dev. Auth.                           4.75        8/01/2029         10,566
    4,000   Air Quality Dev. Auth.                           3.88       12/01/2038          4,135
    1,400   Water Dev. Auth.                                 3.00       10/01/2033          1,412
                                                                                       ----------
                                                                                           16,113
                                                                                       ----------
            PENNSYLVANIA (1.5%)
    9,500   Beaver County IDA                                3.00       10/01/2047          9,582
   10,000   Economic Dev. Financing Auth.                    2.63       12/01/2033         10,038
    3,100   EDA                                              5.00       12/01/2042          3,281
    4,500   Pittsburgh Water and Sewer Auth. (INS)           2.63        9/01/2035          4,530
                                                                                       ----------
                                                                                           27,431
                                                                                       ----------
            TEXAS (4.1%)
    5,250   Gateway Public Facility Corp. (NBGA)             4.55        7/01/2034          5,616
   17,500   Matagorda County Navigation District No. 1       5.13        6/01/2030         18,023
   10,500   Mission Economic Dev. Corp.                      1.30        1/01/2020         10,500
   12,000   North Texas Tollway Auth.                        5.75        1/01/2038         13,500
   15,000   North Texas Tollway Auth.                        5.00        1/01/2042         16,097
    9,380   Northside ISD (NBGA)                             4.10        6/01/2035          9,854
                                                                                       ----------
                                                                                           73,590
                                                                                       ----------
            VIRGINIA (0.8%)
    8,000   Louisa IDA                                       5.38       11/01/2035          8,760
    5,300   Peninsula Ports Auth.                            5.00       10/01/2033          5,475
                                                                                       ----------
                                                                                           14,235
                                                                                       ----------
            WEST VIRGINIA (0.7%)
    7,000   EDA                                              4.85        5/01/2019          7,470
    5,000   EDA                                              3.13        3/01/2043          4,979
                                                                                       ----------
                                                                                           12,449
                                                                                       ----------
            WISCONSIN (1.4%)
   10,000   Health and Educational Facilities Auth.          4.75        8/15/2025         10,501
   14,350   Health and Educational Facilities Auth.          5.13        8/15/2027         15,169
                                                                                       ----------
                                                                                           25,670
                                                                                       ----------
            WYOMING (0.8%)
   14,000   Sweetwater County                                3.90       12/01/2014         14,653
                                                                                       ----------
            Total Put Bonds (cost: $505,961)                                              522,485
                                                                                       ----------

================================================================================

10  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON            FINAL          VALUE
(000)       SECURITY                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------
            ADJUSTABLE-RATE NOTES (0.4%)

            FLORIDA (0.4%)
$   7,000   Citizens Property Insurance Corp. (cost:
               $7,000)                                       2.06%       6/01/2013     $    6,974
                                                                                       ----------
            PERIODIC AUCTION RESET BONDS (0.8%)

            ARIZONA (0.2%)
   11,500   Maricopa County IDA, acquired 6/08/2006, cost
               $11,500 (c),(d)                               0.58        1/01/2039          3,450
                                                                                       ----------
            CALIFORNIA (0.4%)
    7,500   Statewide Communities Dev. Auth., acquired
               8/03/2005-8/08/2007, cost
               $7,650 (INS)(c),(d)                           1.04        5/15/2029          7,500
                                                                                       ----------
            OKLAHOMA (0.2%)
   12,000   Tulsa County Industrial Auth.(d), acquired
               7/20/2006 & 9/27/2006, cost $12,000 (c)       0.64        1/01/2039          3,600
                                                                                       ----------
            Total Periodic Auction Reset Bonds
               (cost: $31,000)                                                             14,550
                                                                                       ----------
            VARIABLE-RATE DEMAND NOTES (26.7%)

            ALASKA (1.1%)
   14,500   Valdez Marine Terminal                           4.50        7/01/2037         14,500
    5,000   Valdez Marine Terminal                           4.50        7/01/2037          5,000
                                                                                       ----------
                                                                                           19,500
                                                                                       ----------
            ARKANSAS (0.8%)
   15,295   Northwest Regional Airport Auth. (LOC -
               Regions Bank)                                 1.75        2/01/2027         15,295
                                                                                       ----------

            CALIFORNIA (5.1%)
    5,000   Educational Facilities Auth.
               (LOC - Allied Irish Banks plc)                3.50        3/01/2038          5,000
    6,000   Fremont (LOC - Allied Irish Banks plc)           3.53        8/01/2038          6,000
   10,000   Infrastructure and Economic Dev. Bank (LOC -
               Allied Irish Banks plc)                       1.75        9/01/2037         10,000
    5,225   Livermore (LOC - Allied Irish Banks plc)         3.53       10/01/2030          5,225
    9,650   Municipal Finance Auth. (LOC - Allied Irish
               Banks plc)                                    3.60        5/01/2039          9,650
   21,970   San Diego USD (LIQ)(LOC - Dexia Credit
               Local)(b)                                     0.56        7/01/2028         21,970
   14,860   State                                            0.90        5/01/2040         14,860
   19,670   Statewide Communities Dev. Auth.
               (LOC - Allied Irish Banks plc)(LOC - Bank
               of New York Mellon)(LOC - BNP Paribas)        3.50        6/01/2039         19,670
                                                                                       ----------
                                                                                           92,375
                                                                                       ----------
            CONNECTICUT (0.5%)
    9,550   Health and Educational Facilities Auth.
               (LIQ)(NBGA) (b)                               0.56        7/01/2037          9,550
                                                                                       ----------
            GEORGIA (0.2%)
    4,000   La Grange Dev. Auth.                             5.00       10/01/2012          4,000
                                                                                       ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON            FINAL          VALUE
(000)       SECURITY                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------
            IDAHO (1.1%)
$  19,885   American Falls Reservoir District                1.50%       2/01/2025     $   19,885
                                                                                       ----------
            INDIANA (1.0%)
    5,750   Hammond                                          4.50        2/01/2022          5,750
   12,000   Tipton Economic Dev. (LOC - Fifth Third Bank)    0.60        6/01/2031         12,000
                                                                                       ----------
                                                                                           17,750
                                                                                       ----------
            LOUISIANA (2.1%)
   13,830   Lafayette (LIQ) (b)                              1.23       11/01/2028         13,830
   10,000   Local Government Environmental Facilities and
               Community Dev. Auth. (LOC - Regions Bank)     1.75        7/01/2033         10,000
   15,000   Public Facilities Auth.                          0.45        8/01/2049         15,000
                                                                                       ----------
                                                                                           38,830
                                                                                       ----------
            MICHIGAN (0.2%)
    3,625   Detroit EDC (LOC - RBS Citizens, N.A.)           0.53        6/01/2012          3,625
                                                                                       ----------
            MISSOURI (0.6%)
   10,950   Branson Creek Community Improvement District
               (LOC - Regions Bank)                          1.46        3/01/2022         10,950
                                                                                       ----------
            MULTI-STATE (0.3%)
    5,000   Non-Profit Preferred Funding Trust I (LIQ) (b)   0.59        9/15/2037          5,000
                                                                                       ----------
            NEW YORK (1.1%)
    6,200   Dormitory Auth. (LOC - Allied Irish Banks plc)   3.25        9/01/2036          6,200
    2,400   New York City (LIQ)(LOC - Dexia Credit Local)
               (b)                                           0.56        2/01/2016          2,400
   11,465   Orange County IDA (LOC - Key Bank, N.A.)         0.40        7/01/2032         11,465
                                                                                       ----------
                                                                                           20,065
                                                                                       ----------
            OHIO (1.8%)
    3,530   Franklin County Health Care Facilities (LOC -
               Fifth Third Bank)                             0.60        8/01/2020          3,530
    2,120   Franklin County Health Care Facilities (LOC -
               Fifth Third Bank)                             0.60        8/01/2035          2,120
   10,200   Franklin County Health Care Facilities (LOC -
               Fifth Third Bank)                             0.60        8/01/2035         10,200
   16,035   Sandusky County Hospital Facilities
               (LOC - Fifth Third Bank)                      0.60        2/01/2030         16,035
                                                                                       ----------
                                                                                           31,885
                                                                                       ----------
            PENNSYLVANIA (2.1%)
    9,100   Berks County IDA (NBGA)                          3.60        7/01/2016          9,100
   10,805   Central Bucks School District (LIQ)
               (LOC - Dexia Credit Local) (b)                0.56        5/15/2022         10,805
    7,700   Delaware County Auth. (LOC - Citizens Bank of
               Pennsylvania)                                 0.50        4/01/2030          7,700
   10,000   Schuylkill County IDA                            4.23        4/01/2021         10,000
                                                                                       ----------
                                                                                           37,605
                                                                                       ----------
            SOUTH DAKOTA (1.7%)
   10,400   Grant County                                     3.00       12/01/2012         10,400

================================================================================

12  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                     COUPON            FINAL          VALUE
(000)       SECURITY                                         RATE         MATURITY          (000)
-------------------------------------------------------------------------------------------------
$  20,000   Health and Educational Facilities Auth. (LOC -
               Allied Irish Banks plc)                       3.00%       7/01/2033     $   20,000
                                                                                       ----------
                                                                                           30,400
                                                                                       ----------

            TENNESSEE (0.8%)
    5,200   Metropolitan Government of Nashville and
               Davidson IDB (LOC - Regions Bank)             1.88       12/01/2014          5,200
   10,000   Shelby County Health, Educational and Housing
               Facility Board (LOC - Regions Bank)           1.75        5/01/2033         10,000
                                                                                       ----------
                                                                                           15,200
                                                                                       ----------
            TEXAS (1.3%)
    9,905   Harrison County Health Facilities Dev. Corp.
               (LOC - Regions Bank)                          1.75        4/01/2026          9,905
    8,370   Tarrant County Health Facilities Dev. Corp.
               (LOC - HSH Nordbank A.G.)                     1.15        8/15/2036          8,370
    4,775   Weslaco Health Facilities Dev. Corp. (LOC -
                  Compass Bank)                              0.76        6/01/2038          4,775
                                                                                       ----------
                                                                                           23,050
                                                                                       ----------
            UTAH (1.1%)
   19,930   Board of Regents (LIQ)(LOC - Dexia Credit
               Local) (b)                                    0.56        4/01/2029         19,930
                                                                                       ----------
            WASHINGTON (1.2%)
   20,995   Housing Finance Commission (LOC - HSH
               Nordbank A.G.)                                1.15        3/01/2036         20,995
                                                                                       ----------
            WEST VIRGINIA (1.6%)
   28,370   Hospital Finance Auth.
               (LOC - Fifth Third Bank)                      1.00       10/01/2033         28,370
                                                                                       ----------
            WYOMING (1.0%)
   16,500   Converse County                                  0.95       12/01/2020         16,500
    2,000   Sweetwater County                                0.95       12/01/2020          2,000
                                                                                       ----------
                                                                                           18,500
                                                                                       ----------
            Total Variable-Rate Demand Notes
               (cost: $482,760)                                                           482,760
                                                                                       ----------

            TOTAL INVESTMENTS (COST: $1,787,708)                                       $1,807,067
                                                                                       ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

($ IN 000s)                                       VALUATION HIERARCHY
                                                  -------------------
                                      (LEVEL 1)
                                    QUOTED PRICES       (LEVEL 2)
                                      IN ACTIVE           OTHER           (LEVEL 3)
                                       MARKETS         SIGNIFICANT       SIGNIFICANT
                                    FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                 ASSETS             INPUTS            INPUTS              TOTAL
-----------------------------------------------------------------------------------------------------
   FIXED-RATE INSTRUMENTS           $          --      $   780,298      $         --     $    780,298
   PUT BONDS                                   --          522,485                --          522,485
   ADJUSTABLE-RATE NOTES                       --            6,974                --            6,974
   PERIODIC AUCTION RESET BONDS                --            7,500             7,050           14,550
   VARIABLE-RATE DEMAND NOTES                  --          482,760                --          482,760
-----------------------------------------------------------------------------------------------------
Total                               $          --      $ 1,800,017      $      7,050     $  1,807,067
-----------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          PERIODIC AUCTION
                                                          RESET BONDS
------------------------------------------------------------------------------
Balance as of March 31, 2010                              $7,050

Net realized gain (loss)                                       -

Change in net unrealized appreciation/depreciation             -

Net purchases (sales)                                          -

Transfers in                                                   -

Transfers out                                                  -
------------------------------------------------------------------------------
Balance as of June 30, 2010                               $7,050
------------------------------------------------------------------------------

For the period ended June 30, 2010, there were no significant transfers of securities between levels 1, 2, or 3. The Fund's policy is to recognize transfers into and out of the valuation levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

14  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. This includes variable rate demand notes with rate-reset dates of 60 days or less.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  15

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. The Fund uses amortized cost in valuing variable rate demand notes and a market approach in valuing all other level 2 securities, which is further discussed in Note A1. Additionally the portfolio of investments includes quantitative input information, such as coupon rates, maturity dates, and credit enhancements.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, the Manager determined the market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as credit quality and coupon rates. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2010, were $38,026,000 and $18,667,000, respectively, resulting in net unrealized appreciation of $19,359,000.

================================================================================

16  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,807,572,000 at June 30, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2010, was $15,921,000, which represented 0.9% of the Fund's net assets.
(d) Security was fair valued at June 30, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.